Allowance for impairment losses - Income Statement Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Allowance For Impairment Losses On Loans And Receivables [Line Items]
Total impairment charge (credit)	£ 364	£ (677)
Impairment charge (credit) on drawn balances
Schedule Of Allowance For Impairment Losses On Loans And Receivables [Line Items]
Total impairment charge (credit)	£ 332	£ (597)